LONG TERM RECEIVABLES AND DEPOSITS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
LONG TERM RECEIVABLES AND DEPOSITS [Abstract]
Costs and estimated earnings in excess of billings on uncompleted contracts (see Note 3)	$ 1,017	$ 1,064
Restricted deposits	38	42
Leasing deposits	78	54
Long-term receivables and deposits, Total	$ 1,133	$ 1,160